Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 39,237	$ 44,090
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	6,975	6,942
Amortization of deferred drydock expenditures	756	1,007
Share-based compensation	826	729
Amortization of deferred finance fees	260	302
Unrealized losses on derivatives	0	31
Operating lease ROU - lease liability, net	(7)	6
Loss from equity method investments	229	249
Deferred drydock payments	(1,275)	(1,659)
Changes in operating assets and liabilities:
Receivables	(4,111)	10,905
Prepaid expenses and other assets	(997)	(339)
Advances and deposits	3,778	628
Inventories	624	1,181
Accounts payable	3,010	(3,451)
Accrued expenses and other liabilities	(1,074)	(3,126)
Deferred revenue	1,038	(740)
Accrued interest	(91)	67
Net cash provided by operating activities	49,178	56,822
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of vessels and vessel equipment, including deposits	(13,216)	(2,557)
Advances for ballast water treatment and scrubber systems	0	(2,854)
Payments for other non-current assets	(233)	(21)
Payments for equity investments	0	(750)
Net cash (used in) investing activities	(13,449)	(6,182)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving facilities	7,987	0
Repayments of long-term loans	(1,678)	(29,041)
Repayments on revolver	(30,000)	0
Repayments of finance leases	(488)	(472)
Payments for deferred finance fees	(200)	0
Payment of common share dividend	(8,674)	(18,286)
Net cash (used in) financing activities	(33,910)	(48,656)
Payment of preferred share dividend	(857)	(857)
Net increase in cash and cash equivalents	1,819	1,984
Cash and cash equivalents at the beginning of the year	46,805	50,569
Cash and cash equivalents at the end of the period	48,624	52,553
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	1,427	2,408
Cash paid during the period for interest in respect of finance leases	901	932
Cash paid during the period for operating lease liabilities (offices)	178	153
Cash paid during the period for operating lease liabilities (time charter-in contracts)	3,278	4,682
Cash paid during the period for income taxes	0	1
Non-cash operating activity: ROU / lease liability increase in respect of time-charter extensions	2,450	0
Non-cash financing activity: Accrued preferred dividends	568	559
Non-cash investing activity. Accruals during the period in respect of ballast water treatment systems and scrubber systems	$ (100)	$ (212)